Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Summary of statement of financial position
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4	111	115
Equity attributable to shareholders of the Company	163	14	177
Non-controlling interests	2,209	70	2,279
Total equity	2,372	84	2,456

Summary of consolidated statement
	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
General and operating expenses	4,042	(131)	3,911
Salaries	2,042	(34)	2,008
Depreciation and amortization expenses	2,063	54	2,117
Operating profit	1,493	111	1,604
Profit after financing expenses	916	111	1,027
Profit before income tax	911	111	1,022
Income tax	320	27	347
Net profit for the period	591	84	675
Profit (loss) attributable to shareholders of the Company	(29)	14	(15)
Profit attributable to non-controlling interests	620	70	690
Earnings per share (Basic and Diluted)	(1.56)	0.74	(0.82)

Summary of statement of consolidated cash flows
	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net cash from operating activities	3,315	165	3,480
Net cash used in investing activities	(801)	(165)	(966)

Summary of estimated useful lives property, plant and equipment
Useful life

Fixed line and international network equipment (switches, transmission, power)	4-12
Network	12-33
Subscriber equipment and installations	4-8
Equipment and infrastructure for multichannel television	3-15
Vehicles	6-7
Office and general equipment	5-10
Electronic equipment, computers and internal communication systems	3-7
Cellular network	4-10
Passive radio equipment at cellular network sites	up to December 31, 2037
Buildings	25
Seabed cable	4-25 (mainly 25)

Summary of estimated useful lives for the current and comparative periods
Type of asset	Amortization period
Frequency usage rights	Over the term of the license until 2028
Computer programs and software licenses	3 - 10 years according to the term of the license or the estimated time of use of the program
Customer relationships	5 - 7 years
Brand acquired in a business combination	12